Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	[1],[2]	$ 1,342	$ 2,595
Short-term investments	[1]	18,650	15,255
Trade accounts receivable, less allowance for doubtful accounts: 2017—$584; 2016—$609	[1]	8,221	8,225
Inventories	[1],[3]	7,578	6,783
Current tax assets	[1]	3,050	3,041
Other current assets	[1]	2,289	2,249
Assets held for sale	[1]	12	801
Total current assets	[1]	41,141	38,949
Long-term investments	[1]	7,015	7,116
Property, plant and equipment, less accumulated depreciation	[1],[4]	13,865	13,318
Identifiable intangible assets, less accumulated amortization	[1],[5]	48,741	52,648
Goodwill	[1]	55,952	54,449
Noncurrent deferred tax assets and other noncurrent tax assets	[1]	1,855	1,812
Other noncurrent assets	[1]	3,227	3,323
Total assets	[1]	171,797	171,615
Liabilities and Equity
Short-term borrowings, including current portion of long-term debt: 2017—$3,546; 2016—$4,225	[1]	9,953	10,688
Trade accounts payable	[1]	4,656	4,536
Dividends payable	[1]	2,029	1,944
Income taxes payable	[1]	477	437
Accrued compensation and related items	[1]	2,196	2,487
Other current liabilities	[1]	11,115	11,023
Total current liabilities	[1]	30,427	31,115
Long-term debt	[1]	33,538	31,398
Pension benefit obligations, net	[1]	5,926	6,406
Postretirement benefit obligations, net	[1]	1,504	1,766
Noncurrent deferred tax liabilities	[1]	3,900	30,753
Other taxes payable	[1]	18,697	4,000
Other noncurrent liabilities	[1]	6,149	6,337
Total liabilities	[1]	100,141	111,776
Commitments and Contingencies	[1]
Preferred stock, no par value, at stated value; 27 shares authorized; issued: 2017—-524; 2016—-597	[1]	21	24
Common stock, $0.05 par value; 12,000 shares authorized; issued: 2017—-9,275; 2016—-9,230	[1]	464	461
Additional paid-in capital	[1]	84,278	82,685
Treasury stock, shares at cost: 2017—3,296; 2016—-3,160	[1]	(89,425)	(84,364)
Retained earnings	[1]	85,291	71,774
Accumulated other comprehensive loss	[1]	(9,321)	(11,036)
Total Pfizer Inc. shareholders’ equity	[1]	71,308	59,544
Equity attributable to noncontrolling interests	[1]	348	296
Total equity	[1],[6]	71,656	59,840
Total liabilities and equity	[1]	$ 171,797	$ 171,615

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	The change from December 31, 2016 reflects the build of inventory primarily for and in advance of new or potential product launches and increases to meet targeted levels for certain products in the normal course of business, as well as an increase due to foreign exchange.
[4]	The increase in total property, plant and equipment is primarily due to capital additions and the impact of foreign exchange, partially offset by depreciation, reductions due to restructuring efforts and disposals.
[5]	The decrease in Identifiable intangible assets, less accumulated amortization, is primarily due to (i) amortization, (ii) measurement period adjustments related to Medivation (see Note 2A), as well as (iii) impairments of Developed technology rights (see Note 4), partially offset by (iv) assets acquired as part of the acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A), (v) the assets recorded in connection with the EU and U.S. approvals of Besponsa and in connection with the U.S. approval of Bosulif (see Note 7E) and (vi) the assets recorded in connection with the approvals of Bavencio (see Note 2C).
[6]	Amounts may not add due to rounding.